Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Disclosure Of Provision Matrix [Line Items]
Financial assets		$ (1,029)	$ (1,054)
Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		85,728	90,268
Financial assets		(114)	(116)
Gross carrying amount | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,142	18,146
Financial assets		(42)	(43)
Gross carrying amount | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,687	3,862
Financial assets		(10)	(8)
Gross carrying amount | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,180	1,298
Financial assets		(24)	(26)
Gross carrying amount | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,966	7,193
Financial assets		(5)	(4)
Gross carrying amount | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		622	834
Financial assets		(1)	0
Gross carrying amount | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,334	2,097
Financial assets		(1)	(1)
Gross carrying amount | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27,547	31,212
Financial assets		(35)	(37)
Gross carrying amount | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,735	22,019
Financial assets		(27)	(31)
Gross carrying amount | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,657	937
Financial assets		0	0
Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		35,092	36,634
Financial assets		(34)	(36)
Gross carrying amount | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		5,242	2,562
Financial assets		(16)	(17)
Gross carrying amount | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,274	4,260
Financial assets		(1)	(2)
Gross carrying amount | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,787	4,505
Financial assets		(9)	(7)
Gross carrying amount | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,976	7,402
Financial assets		0	0
Gross carrying amount | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,890	7,343
Financial assets		(6)	(6)
Gross carrying amount | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		344	3,467
Financial assets		0	(2)
Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,289	3,339
Financial assets		(3)	(1)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(181)	(176)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		83,626	86,830
Financial assets		(58)	(59)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17,757	17,321
Financial assets		(8)	(7)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,461	3,599
Financial assets		(1)	(1)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,055	1,057
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,950	7,125
Financial assets		(4)	(3)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		622	834
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,320	1,851
Financial assets		(1)	(1)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27,078	30,590
Financial assets		(30)	(32)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,349	21,492
Financial assets		(24)	(26)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,657	937
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		33,848	35,121
Financial assets		(17)	(19)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,934	2,150
Financial assets		(3)	(4)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,188	4,152
Financial assets		(1)	(1)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,589	4,163
Financial assets		(8)	(6)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,975	7,402
Financial assets		0	(1)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,535	7,035
Financial assets		(4)	(4)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		344	3,209
Financial assets		0	(2)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,285	2,861
Financial assets		(3)	(1)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(160)	(183)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,920	3,055
Financial assets		(23)	(23)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		304	611
Financial assets		(1)	(2)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		203	136
Financial assets		0	(1)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		67	164
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		16	67
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		13	236
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		419	568
Financial assets		(5)	(5)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		359	519
Financial assets		(3)	(4)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,197	1,420
Financial assets		(17)	(16)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		307	401
Financial assets		(13)	(12)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		69	91
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		171	285
Financial assets		(1)	(1)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		355	309
Financial assets		(2)	(2)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	254
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	456
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		(688)	(695)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	[1]	182	383
Financial assets	[1]	(33)	(34)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		82	215
Financial assets		(33)	(34)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		24	127
Financial assets		(9)	(6)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		58	77
Financial assets		(23)	(25)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		(1)	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	11
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		50	53
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27	7
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		46	93
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	11
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17	17
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27	57
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	4
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4	22
Financial assets		0	0
Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1,029)	(1,054)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(181)	(176)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		(688)	(695)
UBS AG | Gross carrying amount
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		87,614	92,486
Financial assets		(114)	(116)
UBS AG | Gross carrying amount | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,142	18,146
Financial assets		(42)	(43)
UBS AG | Gross carrying amount | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,687	3,862
Financial assets		(10)	(8)
UBS AG | Gross carrying amount | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,180	1,298
Financial assets		(24)	(26)
UBS AG | Gross carrying amount | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,966	7,193
Financial assets		(5)	(4)
UBS AG | Gross carrying amount | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		622	834
Financial assets		(1)	0
UBS AG | Gross carrying amount | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,334	2,097
Financial assets		(1)	(1)
UBS AG | Gross carrying amount | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27,547	31,212
Financial assets		(35)	(37)
UBS AG | Gross carrying amount | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,735	22,019
Financial assets		(27)	(31)
UBS AG | Gross carrying amount | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,657	937
Financial assets		0	0
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		36,979	38,851
Financial assets		(34)	(36)
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		5,242	2,562
Financial assets		(16)	(17)
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,274	4,260
Financial assets		(1)	(2)
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,787	4,505
Financial assets		(9)	(7)
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,976	7,402
Financial assets		0	0
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,890	7,343
Financial assets		(6)	(6)
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		344	3,467
Financial assets		0	(2)
UBS AG | Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,289	3,339
Financial assets		(3)	(1)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(181)	(176)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		85,513	89,048
Financial assets		(58)	(59)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17,757	17,321
Financial assets		(8)	(7)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,461	3,599
Financial assets		(1)	(1)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,055	1,057
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,950	7,125
Financial assets		(4)	(3)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		622	834
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,320	1,851
Financial assets		(1)	(1)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27,078	30,590
Financial assets		(30)	(32)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,349	21,492
Financial assets		(24)	(26)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,657	937
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		35,735	37,338
Financial assets		(17)	(19)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,934	2,150
Financial assets		(3)	(4)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,188	4,152
Financial assets		(1)	(1)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,589	4,163
Financial assets		(8)	(6)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,975	7,402
Financial assets		0	(1)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,535	7,035
Financial assets		(4)	(4)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		344	3,209
Financial assets		0	(2)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,285	2,861
Financial assets		(3)	(1)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(160)	(183)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,920	3,055
Financial assets		(23)	(23)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		304	611
Financial assets		(1)	(2)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		203	136
Financial assets		0	(1)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		67	164
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		16	67
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		13	236
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		419	568
Financial assets		(5)	(5)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		359	519
Financial assets		(3)	(4)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,197	1,420
Financial assets		(17)	(16)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		307	401
Financial assets		(13)	(12)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		69	91
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		171	285
Financial assets		(1)	(1)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		355	309
Financial assets		(2)	(2)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	254
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	456
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		(688)	(695)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	[1]	182	383
Financial assets	[1]	(33)	(34)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		82	215
Financial assets		(33)	(34)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		24	127
Financial assets		(9)	(6)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		58	77
Financial assets		(23)	(25)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		(1)	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	11
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		50	53
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27	7
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		46	93
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	11
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17	17
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		27	57
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	0
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0	4
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4	22
Financial assets		0	0
UBS AG | Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(181)	(176)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		$ (688)	$ (695)

[1]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).